SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Mining Properties | Minimum
Plant and Equipment
Useful Life (in years)	2 years
Mining Properties | Maximum
Plant and Equipment
Useful Life (in years)	17 years
Building | Minimum
Plant and Equipment
Useful Life (in years)	5 years
Building | Maximum
Plant and Equipment
Useful Life (in years)	30 years
Leasehold Improvements
Plant and Equipment
Useful Life (in years)	15 years
Software and IT Equipment | Minimum
Plant and Equipment
Useful Life (in years)	1 year
Software and IT Equipment | Maximum
Plant and Equipment
Useful Life (in years)	10 years
Furniture and Office Equipment | Minimum
Plant and Equipment
Useful Life (in years)	3 years
Furniture and Office Equipment | Maximum
Plant and Equipment
Useful Life (in years)	5 years
Machinery and Equipment | Minimum
Plant and Equipment
Useful Life (in years)	1 year
Machinery and Equipment | Maximum
Plant and Equipment
Useful Life (in years)	30 years